UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5930

Nuveen California Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
	November 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 149.6% (100.0% of Total Investments)
	MUNICIPAL BONDS – 149.6% (100.0% of Total Investments)
	Consumer Staples – 6.2% (4.1% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
$ 2,000	5.600%, 6/01/36	12/18 at 100.00	BB–	$ 1,552,380
1,000	5.650%, 6/01/41	12/18 at 100.00	BB–	739,330
305	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	286,279
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
12,135	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	8,930,632
	Bonds, Series 2007A-2, 5.300%, 6/01/37
15,440	Total Consumer Staples			11,508,621
	Education and Civic Organizations – 3.0% (2.0% of Total Investments)
160	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	161,149
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
110	5.000%, 11/01/21	11/15 at 100.00	A2	114,870
150	5.000%, 11/01/25	11/15 at 100.00	A2	154,514
2,645	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	3,542,290
	Tender Option Bond Trust 1065, 9.416%, 3/01/33 (IF)
1,490	University of California, General Revenue Bonds, Series 2013AF, 5.000%, 5/15/29	5/23 at 100.00	Aa1	1,635,931
4,555	Total Education and Civic Organizations			5,608,754
	Health Care – 28.1% (18.8% of Total Investments)
1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.250%, 3/01/36	3/21 at 100.00	Baa3	1,041,820
7,885	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA–	7,912,913
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
810	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	830,315
	San Diego, Series 2011, 5.250%, 8/15/41
2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,325,962
	5.250%, 11/15/46 (UB)
1,200	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	1,374,048
	6.000%, 8/15/42
1,530	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	1,549,982
	2010A, 5.750%, 7/01/40
1,750	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	BBB	1,618,593
	of Central California, Series 2007, 5.250%, 2/01/46
4,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	4,002,360
	West, Series 2005A, 5.000%, 3/01/35
1,000	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	AA–	994,830
	Obligated Group, Series 2010, 5.000%, 11/01/40
500	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	495,850
	Series 2012A, 5.000%, 4/01/42
1,440	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los	8/17 at 100.00	BBB+	1,299,730
	Angeles, Series 2007, 5.000%, 8/15/47
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
4,000	5.250%, 7/01/24	7/15 at 100.00	BBB–	4,049,920
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB–	1,001,840
1,755	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,785,239
	Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	1,448,075
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
4,045	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	4,013,854
	2005A, 5.000%, 11/15/43 (UB) (4)
895	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	942,650
	System, Trust 2554, 18.294%, 7/01/47 – AGM Insured (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	1,002,400
	2005A, 5.000%, 12/01/23
1,750	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,906,170
	2008A, 8.250%, 12/01/38
5,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	5,033,550
	5.250%, 1/01/42
2,900	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	2,789,829
	6.000%, 11/01/41
1,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	934,040
	Center, Series 2007A, 5.000%, 7/01/47
1,600	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	Aa2	1,609,488
	2009E, 5.000%, 5/15/38
2,350	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	2,561,759
	2011, 6.500%, 1/01/41
52,085	Total Health Care			52,525,217
	Housing/Multifamily – 1.2% (0.8% of Total Investments)
1,140	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,189,544
	Series 2010A, 6.400%, 8/15/45
1,160	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	1,152,808
	Series 2012A, 5.500%, 8/15/47
2,300	Total Housing/Multifamily			2,342,352
	Housing/Single Family – 0.1% (0.1% of Total Investments)
125	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	130,824
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	Long-Term Care – 1.7% (1.1% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A	3,154,770
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
	Tax Obligation/General – 24.3% (16.2% of Total Investments)
245	California State, General Obligation Bonds, Various Purpose Refunding Series 2012,	No Opt. Call	A1	252,872
	5.000%, 9/01/36
3,200	California State, General Obligation Bonds, Various Purpose Series 2008, 5.125%, 4/01/33	4/18 at 100.00	A1	3,375,840
5,750	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	6,608,820
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,000	6.000%, 3/01/33	3/20 at 100.00	A1	3,489,240
2,000	5.250%, 11/01/40	11/20 at 100.00	A1	2,083,460
	California State, General Obligation Bonds, Various Purpose Series 2011:
3,105	5.000%, 9/01/31	No Opt. Call	A1	3,293,101
1,450	5.000%, 10/01/41	10/21 at 100.00	A1	1,476,260
3,000	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 4/01/37	4/23 at 100.00	A1	3,090,090
3,550	Centinela Valley Union High School District, Los Angeles County, California, General	No Opt. Call	AA–	3,963,220
	Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – NPFG Insured
2,600	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	AA–	957,476
	Series 2010, 0.000%, 8/01/45 – AGM Insured
4,765	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aa1	2,651,627
	2003B, 0.000%, 8/01/27 – FGIC Insured
1,250	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012	8/23 at 100.00	AA–	1,266,188
	Series 2013B, 5.000%, 8/01/43 – AGM Insured
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series	2/22 at 103.00	A+	2,892,008
	2001A, 5.750%, 8/01/30 – NPFG Insured
	Riverside Community College District, California, General Obligation Bonds, Series 2004A:
15	5.250%, 8/01/25 – NPFG Insured	8/14 at 100.00	AA	15,468
20	5.250%, 8/01/26 – NPFG Insured	8/14 at 100.00	AA	20,595
1,850	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	2,196,542
	Bond Trust 3646, 18.291%, 8/01/17(IF)
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties,	No Opt. Call	Aa3	2,739,528
	California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – AGM Insured
1,440	Southwestern Community College District, San Diego County, California, General Obligation	8/15 at 102.00	AA–	1,570,392
	Bonds, Series 2005, 5.000%, 8/01/24 – NPFG Insured
	Washington Township Health Care District, Alameda County, California, General Obligation
	Bonds, 2012 Election Series 2013A:
1,535	5.500%, 8/01/38	8/24 at 100.00	Aa3	1,637,031
1,750	5.500%, 8/01/40	8/24 at 100.00	Aa3	1,860,268
45,300	Total Tax Obligation/General			45,440,026
	Tax Obligation/Limited – 46.1% (30.8% of Total Investments)
5,045	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	2/14 at 100.00	A2	5,061,598
	2002A, 5.250%, 3/01/22 – AMBAC Insured
1,575	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	2/14 at 100.00	A2	1,580,796
	Series 2003D, 5.500%, 6/01/20
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	3,272,430
	2009G-1, 5.750%, 10/01/30
2,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	No Opt. Call	A2	2,707,823
	2012A, 5.000%, 4/01/33
1,295	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA	1,332,115
400	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	405,404
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,210	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	1,174,789
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
2,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	1,856,360
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
2,500	Corona Public Financing Authority, California, Superior Lien Revenue Bonds, Series 1999A,	2/14 at 100.00	AA–	2,529,325
	5.000%, 9/01/20 – AGM Insured
585	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/14 at 100.00	A	560,377
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series 2001,
	5.000%, 9/01/31 – NPFG Insured
810	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	2/14 at 100.00	A–	811,312
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	2,849,670
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45
1,045	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	N/R	1,066,109
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,750	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	BB+	1,699,880
	5.000%, 9/01/25 – SYNCORA GTY Insured
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
400	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	389,532
330	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	316,668
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
185	5.000%, 9/01/26	9/16 at 100.00	N/R	186,191
425	5.125%, 9/01/36	9/16 at 100.00	N/R	410,299
1,730	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	1,754,099
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	A	10,192,400
	2006B, 5.000%, 9/01/31 – FGIC Insured
4,000	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Police	1/17 at 100.00	A+	4,022,640
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
1,625	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	1,792,083
	2011A, 6.750%, 9/01/26
1,395	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AA–	1,411,001
	Participation, Series 2005, 5.000%, 3/01/22 – AGM Insured
2,220	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%,	8/17 at 100.00	A	2,180,551
	8/01/37 – NPFG Insured
400	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	472,676
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Refunding,	3/14 at 100.00	N/R	925,400
	School District Pass-Through, Series 2004, 5.000%, 3/01/32 – RAAI Insured
2,500	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1,	3/20 at 100.00	A	2,590,925
	Refunding Series 2010, 5.875%, 3/01/32
150	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	163,868
	Project, Series 2011, 6.750%, 9/01/40
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	2/14 at 100.00	A	1,002,990
	Series 2003, 5.000%, 8/01/23 – NPFG Insured
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,
	Senior Series 2013A:
1,085	5.250%, 9/01/30	9/23 at 100.00	N/R	1,062,432
975	5.750%, 9/01/39	9/23 at 100.00	N/R	972,299
175	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,	9/23 at 100.00	N/R	172,809
	Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
135	6.000%, 9/01/33	2/14 at 100.00	N/R	137,159
300	6.125%, 9/01/41	2/14 at 100.00	N/R	302,448
2,370	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	2,443,280
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	1,112,280
	2009A, 0.000%, 8/01/32
480	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	506,021
	2011A, 5.750%, 9/01/30
1,500	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	BBB	1,409,460
	Projects, Series 2005A, 5.000%, 10/01/37 – SYNCORA GTY Insured
85	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	93,844
	Area, Series 2011B, 6.500%, 10/01/25
1,445	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A,	10/20 at 100.00	A–	1,482,281
	6.000%, 10/01/39
710	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment	8/17 at 100.00	A	669,537
	Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured
1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	1,125,760
	5.400%, 11/01/20 – NPFG Insured
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,052,140
	Series 2012A, 5.000%, 4/01/42
4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa2	3,879,080
	5.000%, 9/01/34
500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	549,010
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
70	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	78,574
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
70	7.000%, 8/01/33	2/21 at 100.00	BBB	75,713
85	7.000%, 8/01/41	2/21 at 100.00	BBB	90,624
125	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 100.00	N/R	125,079
	Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33
370	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	A	376,349
	Project, Series 2004A, 4.360%, 8/01/16 – NPFG Insured
655	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	663,495
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006D:
335	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB	358,721
835	5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB	855,466
5,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3,	8/15 at 100.00	A–	4,908,800
	Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,
	Series 2003:
2,695	5.000%, 6/01/20 – NPFG Insured	2/14 at 100.00	A	2,748,981
1,500	5.000%, 6/01/21 – NPFG Insured	2/14 at 100.00	A	1,530,045
120	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	126,227
	7.000%, 10/01/26
845	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 102.00	N/R	690,948
	District 03-02 Roripaugh, Series 2013, 5.500%, 9/01/36
400	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	463,268
	Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33
1,280	William S Hart School Financing Authority, California, Refunding Revenue Bonds, Series 2013,	9/23 at 100.00	A–	1,274,995
	5.000%, 9/01/34
205	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	226,244
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
86,075	Total Tax Obligation/Limited			86,282,680
	Transportation – 8.8% (5.9% of Total Investments)
1,890	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA	2,259,608
	Option Bond Trust 3211, 13.558%, 10/01/32 (IF)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,534,125
	Bonds, Series 1999, 5.875%, 1/15/29
2,620	Port of Oakland, California, Reveue Refunding Bonds, Series 2012P, 5.000%, 5/01/31	No Opt. Call	A+	2,654,034
	(Alternative Minimum Tax)
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Senior
	Series 2013B:
1,300	5.000%, 7/01/25 (Alternative Minimum Tax)	7/23 at 100.00	A+	1,403,753
1,670	5.000%, 7/01/26 (Alternative Minimum Tax)	7/23 at 100.00	A+	1,786,115
1,805	5.000%, 7/01/27 (Alternative Minimum Tax)	7/23 at 100.00	A+	1,905,539
15,785	Total Transportation			16,543,174
	U.S. Guaranteed – 13.5% (9.0% of Total Investments) (5)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (5)	1,584,397
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
5,360	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	No Opt. Call	Aaa	6,475,952
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – AGM Insured (ETM)
3,010	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	AAA	3,090,849
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19 (Pre-refunded 6/01/14)
400	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aaa	411,452
	(Pre-refunded 7/01/14)
500	California State, General Obligation Bonds, Series 2004, 5.000%, 2/01/23 (Pre-refunded 2/01/14)	2/14 at 100.00	A1 (5)	504,200
4,000	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	Aaa	5,193,920
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
4,770	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/14 at 100.00	AA (5)	4,913,577
	2004C, 5.250%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured
1,400	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	Aa2 (5)	1,473,640
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 (Pre-refunded 8/01/14) – AGM
	Insured (UB)
290	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment	8/17 at 100.00	A (5)	319,154
	Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)
325	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (5)	350,743
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
750	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (5)	875,888
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
22,235	Total U.S. Guaranteed			25,193,772
	Utilities – 6.6% (4.5% of Total Investments)
3,850	California Statewide Community Development Authority, Certificates of Participation Refunding,	6/14 at 100.00	N/R	3,611,339
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18
2,140	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,214,322
	2007A, 5.500%, 11/15/37

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	522,380
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
715	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	715,593
	9/01/31 – SYNCORA GTY Insured
5,365	Orange County Public Financing Authority, California, Waste Management System Revenue	No Opt. Call	A1	5,366,502
	Refunding Bonds, Series 1997, 5.250%, 12/01/13 ý AMBAC Insured (Alternative Minimum Tax)
12,570	Total Utilities			12,430,136
	Water and Sewer – 10.0% (6.7% of Total Investments)
1,010	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	1,100,334
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/29
5,475	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	4,468,640
	Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative
	Minimum Tax)
175	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	2/14 at 100.00	AA–	175,628
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured
2,500	Central Basin Municipal Water District, California, Certificates of Participation, Tender	2/20 at 100.00	AA	2,760,800
	Option Bond Trust 3152, 18.060%, 8/01/33 – AGM Insured (IF)
1,950	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series	10/20 at 100.00	AA–	1,966,731
	2010, 5.000%, 10/01/40
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%, 10/01/31 –	10/16 at 100.00	AA–	2,513,021
	AGM Insured
2,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization	7/17 at 100.00	AAA	2,131,360
	Series 2007A, 5.000%, 7/01/37
2,500	Pajaro Valley Water Management Agency, California, Revenue Certificates of Participation,	3/14 at 100.00	BBB+	2,468,050
	Series 1999A, 5.750%, 3/01/29 – AMBAC Insured
1,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	1,103,090
	Series 2011A, 5.000%, 11/01/28
19,110	Total Water and Sewer			18,687,654
$ 278,580	Total Long-Term Investments (cost $275,579,759)			279,847,980
	Floating Rate Obligations – (3.3)%			(6,180,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.7)% (6)			(91,000,000)
	Other Assets Less Liabilities – 2.4%			4,378,013
	Net Assets Applicable to Common Shares – 100%			$ 187,045,993

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

   Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

   Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

   Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ –	$279,847,980	$ –	$279,847,980

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $269,055,423.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$11,581,408
Depreciation	(6,967,004)
Net unrealized appreciation (depreciation) of investments	$ 4,614,404

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.5%.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Performance Plus Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2014